Schedule of Net Realized Losses and Net Unrealized Gains are Recognized in the Statements of Loss (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Smart Crypto Fund Investment			$ 10,002,073
Digital assets disposed			(18,000,229)		$ (87,878,518)
Digital assets earned from staking, lending and fees			6,363,485		13,072,141
Settlement of Genesis loan					(6,100,598)
Fees and other			(311,930)		(1,532,614)
Ending balance	$ 21,978,866		21,978,866
Foreign exchange loss	(309,746)	$ (10,875)	(935,280)	$ 367,259
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Opening balance			496,934,790	555,838,900	555,838,900
Smart Crypto Fund Investment			10,002,073
Digital assets acquired			57,259,984		232,267,760
Digital assets disposed			(18,000,229)		(87,878,518)
Digital assets earned from staking, lending and fees			6,200,543		12,332,036
Realized gain on digital assets			(85,268,411)		49,635,380
Unrealized losses on digital assets			68,481,174		(260,376,909)
Unrealized losses			(1,700)
Settlement of Genesis loan					(6,100,598)
Digital assets transferred in from level 3			42,383,171		2,749,352
Digital assets from settlement of ETPs			10,461,896
Fees and other			(311,930)		(1,532,613)
Ending balance	588,141,361		588,141,361		496,934,790
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Opening balance			180,006,819	294,773,144	294,773,144
Digital assets earned from staking, lending and fees			3,705,423		740,105
Ending balance	131,030,632		131,030,632		180,006,819
Transferred to level 1			(106,857)		(272,520)
Acquired as subsidiary					(379,906)
Realized gain			(824,533)		31,217,931
Unrealized (loss)/ gain			7,474,271		(121,974,940)
Transferred to level 2			(42,383,171)		(2,749,352)
Foreign exchange loss			(523,700)		(527,269)
Equity investments disposed			(15,965,180)		(71,685,819)
Cash			15,965,179		50,865,445
Cash transferred to bank			(15,965,179)
Management fees			(352,440)
Level 3 of fair value hierarchy [member] | Investee publicly traded companies [member]
IfrsStatementLineItems [Line Items]
Opening balance			13,599,316
Ending balance	$ 3,325,342		3,325,342		13,599,316
Warrants granted					53,195,195
Change in fair value			$ (10,273,974)		$ (39,595,879)